Earnings/(loss) per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings/(loss) per share

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
Earnings / (loss) per share	2019	2018	2017
Net income / (loss) attributable to WISeKey International Holding AG (USD'000)	8,187	(16,278)	(24,267)
Effect of potentially dilutive instruments on net gain (USD'000)	335	N/A	N/A
Net income / (loss) attributable to WISeKey International Holding AG after effect of potentially dilutive instruments (USD'000)	8,522	N/A	N/A
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	36,079,000	33,904,659	29,505,629
Effect of potentially dilutive equivalent shares	1,399,458	N/A	N/A
Weighted average shares outstanding - diluted	37,478,458	N/A	N/A
Net earnings / (loss) per share
Basic weighted average loss per share attributable to WIHN (USD)	0.23	(0.48)	(0.82)
Diluted weighted average loss per share attributable to WIHN (USD)	0.23	(0.48)	(0.82)

For purposes of the diluted net loss per share calculation, stock options, convertible instruments and warrants are considered potentially dilutive securities and are excluded from the calculation of diluted net loss per share, because their effect would be anti-dilutive.

The following table shows the number of stock equivalents that were excluded from the computation of diluted earnings per share because the effect would have been anti-dilutive.

Dilutive vehicles with anti-dilutive effect	2019	2018	2017
Total stock options	-	1,342,819	731,772
Warrants	-	2,942,374	2,534,127
Redeemable preferred stock		-	860,000
Total convertible instruments	-	6,821,804	3,922,438
Total number of shares from dilutive vehicles with anti-dilutive effect	-	11,106,997	8,048,337

The following table shows the number of stock equivalents that were included in the computation of diluted earnings per share:

Dilutive vehicles	2019	2018	2017
Total stock options	2,327,115	-	-
Warrants	-	-	-
Redeemable preferred stock		-	-
Total convertible instruments	693,230	-	-
Total number of shares from dilutive vehicles	3,020,345	-	-